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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cisco Systems, Inc.

Address: 170 West Tasman Drive
         San Jose, CA 95134-1706

Form 13F File Number: 28-14494

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Evan B. Sloves
Title: Assistant Secretary
Phone: (408) 526-4000

Signature, Place, and Date of Signing:

   /s/ Evan B. Sloves            San Jose, CA             February 13, 2012
--------------------------  -------------------------  ------------------------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this Report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                    REPORTING MANAGER: CISCO SYSTEMS, INC.

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    4

Form 13F Information Table Value Total:   $563,037
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number       Name
1.   28-14495                   Cisco Systems International B.V.
2.   28-14496                   Cisco Systems (Switzerland) Investments Ltd.

                          FORM 13F INFORMATION TABLE

                                                                                    VOTING AUTHORITY
NAME           TITLE            VALUE    SHRS OR  SH/ PUT/    INVESTMENT  OTHER
OF ISSUER     OF CLASS  CUSIP  (X$1000)  PRN AMT  PRN CALL    DISCRETION MANAGERS   SOLE    SHARED NONE
---------     --------- ------ -------- --------- --- ----    ---------- -------- --------- ------ ----
VMWARE INC.             928563
              CL A COM    40 2 540,735  6,500,000 SH           DEFINED        1   6,500,000     0     0
              --------- ------ -------  --------- --  ----     -------     ----   ---------  ----  ----
SPDR S&P 500            78462F
  ETF TR      TR UNIT     10 3       0          0 SH           DEFINED        2           0     0     0
              --------- ------ -------  --------- --  ----     -------     ----   ---------  ----  ----
AMBOW ED      ADR
  HLDG LTD    REPSTG CL 02322P
              A           10 1  13,588  1,913,858 SH           DEFINED            1,913,858     0     0
              --------- ------ -------  --------- --  ----     -------     ----   ---------  ----  ----
21 VIANET     SPONSORED 90138A
  GROUP INC.  ADR         10 3   8,714    952,303 SH           DEFINED        1     952,303     0     0
              --------- ------ -------  --------- --  ----     -------     ----   ---------  ----  ----